Stockholders' Equity (Options Fair Value Assumptions) (Details) - Stock options	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	1.60%	1.59%
Expected volatility	23.47%	30.22%
Expected dividend yield	0.00%	0.00%
Expected award life	7 years	7 years	7 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate			1.86%
Expected volatility			25.95%
Expected dividend yield			1.27%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate			2.07%
Expected volatility			26.71%
Expected dividend yield			1.58%